Consolidated statement of changes in shareholders' equity - USD ($) $ in Thousands	Capital	Treasury shares	Share premium	Additional paid in capital	Retained earnings (cumulative deficit) Impact of adoption of IFRS 9	Retained earnings (cumulative deficit) Impact of adoption of IFRS 16	Retained earnings (cumulative deficit) Impact of adoption of IFRIC 23	Retained earnings (cumulative deficit)	Accumulated other comprehensive income (loss)	Total attributable to Nexa's shareholders Impact of adoption of IFRS 9	Total attributable to Nexa's shareholders Impact of adoption of IFRS 16	Total attributable to Nexa's shareholders Impact of adoption of IFRIC 23	Total attributable to Nexa's shareholders	Non-controlling interests	Impact of adoption of IFRS 9	Impact of adoption of IFRS 16	Impact of adoption of IFRIC 23	Total
Beginning balance at Dec. 31, 2016	$ 1,041,416		$ 339,228	$ 1,678,456				$ (138,043)	$ (73,085)				$ 2,847,972	$ 476,344				$ 3,324,316
Total comprehensive income (loss) for the year
Net (loss) income for the period								126,885					126,885	38,380				165,265
Other comprehensive (loss) income for the period								3,327	(4,271)				(944)	2,758				1,814
Total comprehensive (loss) income for the period								130,212	(4,271)				125,941	41,138				167,079
Total contributions by and distributions to shareholders
Reversion of put option				173,734									173,734					173,734
Purchase of Pollarix				(81,615)									(81,615)					(81,615)
Capital reduction related to Pollarix acquisition				(87,711)									(87,711)					(87,711)
Constitution of share premium	(928,596)		928,596
Acquisition of / decrease in non-controlling interest				(366,197)									(366,197)	(38,280)				(404,477)
Increase in participation in associates				2,061									2,061	(2,061)
Reimbursement of share premium			(430,000)										(430,000)					(430,000)
Proceed from initial public offering, net of underwriter expenses	20,500		285,931										306,431					306,431
Dividends distribution								(3,781)					(3,781)	(55,073)				(58,854)
Total contributions by and distributions to shareholders	(908,096)		784,527	(359,728)				(3,781)					(487,078)	(95,414)				(582,492)
Ending balance at Dec. 31, 2017	133,320		1,123,755	1,318,728				(11,612)	(77,356)				2,486,835	422,068				2,908,903
Impact of the adoption of IFRS at Dec. 31, 2017					$ (1,818)					$ (1,818)					$ (1,818)
Beginning balance after impact of new accounting principle at Dec. 31, 2017	133,320		1,123,755	1,318,728				(13,430)	(77,356)				2,485,017	422,068				2,907,085
Total comprehensive income (loss) for the year
Net (loss) income for the period								74,860					74,860	16,116				90,976
Other comprehensive (loss) income for the period									(1,932)				(1,932)	(10,219)				(12,151)
Total comprehensive (loss) income for the period								74,860	(1,932)				72,928	5,897				78,825
Total contributions by and distributions to shareholders
Acquisition of / decrease in non-controlling interest														(2,757)				(2,757)
Reimbursement of share premium			(80,000)										(80,000)					(80,000)
Repurchase of the Company's own shares		$ (1,352)											(1,352)					(1,352)
Total contributions by and distributions to shareholders		(1,352)	(80,000)										(81,352)	(2,757)				(84,109)
Ending balance at Dec. 31, 2018	133,320	(1,352)	1,043,755	1,318,728				61,430	(79,288)				2,476,593	425,208				2,901,801
Impact of the adoption of IFRS at Dec. 31, 2018						$ 71	$ (4,023)				$ 71	$ (4,023)				$ 71	$ (4,023)
Beginning balance after impact of new accounting principle at Dec. 31, 2018	133,320	(1,352)	1,043,755	1,318,728				57,478	(79,288)				2,472,641	425,208				2,897,849
Total comprehensive income (loss) for the year
Net (loss) income for the period								(146,626)					(146,626)	(12,381)				(159,007)
Other comprehensive (loss) income for the period									(60,968)				(60,968)	7,082				(53,886)
Total comprehensive (loss) income for the period								(146,626)	(60,968)				(207,594)	(5,299)				(212,893)
Total contributions by and distributions to shareholders
Capital increase from non-controlling interest														33,650				33,650
Acquisition of / decrease in non-controlling interest				(37,404)									(37,404)	(33,650)				(71,054)
Repurchase of the Company's own shares		(8,103)											(8,103)					(8,103)
Dividends distribution to NEXA's shareholders - USD 0.53 per share								(69,832)					(69,832)					(69,832)
Dividends distribution to non-controlling interests and to NEXA PERU's investment shares				(2,256)									(2,256)	(47,300)				(49,556)
Total contributions by and distributions to shareholders		(8,103)		(39,660)				(69,832)					(117,595)	(47,300)				(164,895)
Ending balance at Dec. 31, 2019	$ 133,320	$ (9,455)	$ 1,043,755	$ 1,279,068				$ (158,980)	$ (140,256)				$ 2,147,452	$ 372,609				$ 2,520,061